Segment And Geographic Information (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) source segment	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of geographical divisions (in segments) | segment	4
Number of revenue sources | source	2
Property and equipment | $	$ 833,357	$ 1,092,994